Property, Plant, and Equipment (Tables)	3 Months Ended
Jun. 30, 2024
Revelyst Business
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment
Property, plant, and equipment consists of the following:

	March 31,
	2024	2023
Land	$2,238	$2,213
Buildings and improvements	24,828	27,812
Machinery and equipment	200,196	195,704
Property not yet in service	8,422	7,945
Gross property, plant, and equipment	235,684	233,674
Less: accumulated depreciation	(174,191)	(162,330)
Net property, plant, and equipment	$61,493	$71,344